Other non-current liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Accrued pension liabilities		$ 37	$ 84
Deferred mobilization revenues		128	224
Intangible liabilities - unfavorable contracts	[1]	66	131
Derivative financial instruments		160	250
Other non-current liabilities		10	10
Total other non-current liabilities		$ 401	$ 699

[1]	Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Note 12 and 21 to the consolidated financial statements included herein.